Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Commitments Contingencies and Guarantees [Text Block]
16. Commitments and Contingencies

Operating Leases, Purchase Obligations and Other Commitments

We lease facilities with varying terms, renewal options and expiration dates. Aggregate future minimum lease payments under non-cancelable operating leases are as follows:

2015	$539
2016	482
2017	331
2018	252
2019	329
Thereafter	790
Total payments	$2,723

Rent expense under non-cancelable operating leases for the years ended December 31, 2014 and 2013 was $0.7 million and $0.7 million, respectively.

We also have certain purchase obligations which include minimum amounts committed for contracts for services through 2017. The minimum payments due for these services are as follows:

2015	$2,817
2016	2,919
2017	2,492
Total	$8,228

Litigation and Regulatory

From time to time, we are subject to litigation relating to matters in the ordinary course of business, as well as regulatory examinations, information gathering requests, inquiries and investigations.

Regulatory Examinations and Other Matters

In February 2011, the New York Regional Office of the FDIC notified us that it was prepared to recommend to the Director of FDIC Supervision that an enforcement action be taken against us for alleged violations of certain applicable laws and regulations principally relating to our compliance management system and policies and practices for past overdraft charging on persistently delinquent accounts, collections and transaction error resolution. We responded to the FDIC’s notification and voluntarily initiated a plan in December 2011, which provided credits to certain current and former customers that were previously assessed certain insufficient fund fees. As a result of this plan, we recorded a reduction in our revenue of approximately $4.7 million in 2011. On August 8, 2012, we received a Consent Order, Order for Restitution, and Order to Pay Civil Money Penalty, or the Consent Order, dated August 7, 2012, issued by the FDIC to settle such alleged violations.  Pursuant to the terms of the Consent Order, we neither admitted nor denied any charges when agreeing to the terms of the Consent Order. Under the terms of the Consent Order, we were required to, among other things, review and revise our compliance management system and, to date, we have substantially revised our compliance management system. Additionally, the Consent Order provided for restrictions on the charging of certain fees. The Consent Order further provided that we shall make restitution to less than 2% of our customers since 2008 for fees previously assessed, which restitution has been completed through the voluntary customer credit plan described above, and we paid a civil money penalty of $0.1 million. We remain subject to the jurisdiction and examination of the FDIC and further action could be taken to the extent we do not comply with the terms of the Consent Order or if the FDIC were to identify additional violations of certain applicable laws and regulations.

 The Federal Reserve Bank of Chicago notified us and a former bank partner of potential violations of the Federal Trade Commission Act relating to marketing and disclosure practices related to the OneAccount during the period it was offered by such former bank partner. On May 9, 2014, the Federal Reserve Banks of Chicago (the responsible Reserve Bank for a former bank partner) and Philadelphia (the responsible Reserve Bank for a current bank partner) notified us that the Staff of the Board of Governors of the Federal Reserve System intended to recommend that the Board of Governors of the Federal Reserve System, or the Board of Governors, seek an administrative order against us with respect to asserted violations of the Federal Trade Commission Act. The cited violations relate to our activities with both a former and current bank partner and our marketing and disclosure practices related to the process by which students may select the OneAccount option for financial aid refund. We are in discussions with the Staff of the Board of Governors and the Reserve Banks on this matter. The Staff of the Board of Governors has asserted that any administrative order may seek damages, including customer restitution and civil money penalties, totaling as much as $35 million, and changes to certain of our business practices.

Approximately 55% of the OneAccounts are held at our bank partner regulated by the FDIC and we will need to consider voluntarily providing restitution to those OneAccounts held at that bank partner. In the event we do provide restitution to these OneAccounts on the same basis as an order from the Board of Governors or if the FDIC were to elect to seek a similar administrative action against us as has been proposed by the staff of the Board of Governors, it is reasonably possible that our loss related to this matter will increase accordingly and increase our total exposure by an additional restitution amount of approximately $35 million, or approximately $70 million in total.

During the year ended December 31, 2014, we recorded a liability of $8.75 million related to this matter, which is shown as a reduction of revenue on our consolidated statement of operations. While we believe that it is probable that we will have a loss related to this regulatory matter, in view of the inherent difficulty of predicting the outcomes of regulatory matters, we cannot predict the eventual outcome of this pending matter, the timing of the ultimate resolution of this matter or an exact amount of loss associated with this matter. The liability reflects the minimum amount we expect to pay related to this matter, although, there is a reasonable possibility that the liability will increase in future periods. The ultimate amount of restitution or civil money penalties is subject to many uncertainties and therefore impossible to predict. As disclosed in “Note 11 – Credit Facility” of our consolidated financial statements, we amended our Credit Facility in February 2015. The amendment allows, among other things, for the payment of up to $75 million in connection with the resolution of the regulatory matters described above.

We believe that our cash flows from operations, together with our existing liquidity sources, will be sufficient to fund our operations and anticipated capital expenditures over the next twelve months. However, we may be required to pay material customer restitution and civil money penalties related to certain regulatory proceedings as described above. While the ultimate amounts of customer restitution or civil money penalties are subject to many uncertainties and therefore are impossible to predict, we believe that our cash flows from operations and liquidity sources available through our October 2012 Facility, as amended, will allow us to pay such customer restitution and civil money penalties.

Consumer Class Action

HOI and HOH were defendants in a series of putative class action lawsuits filed in 2012. The Judicial Panel on Multidistrict Litigation transferred all of these cases to the District of Connecticut for coordinated or consolidated pretrial proceedings. The proceedings are referred to as the "In re Higher One OneAccount Marketing and Sales Practices Litigation" or the "MDL." Plaintiffs filed a consolidated amended complaint in the MDL that generally alleged, among other things, violations of state consumer protection statutes (predicated, in part, on alleged violations of ED rules and violations of the federal Electronic Funds Transfer Act) and various common law claims. On April 22, 2013, we filed a motion to dismiss the case, which the court denied as moot on March 11, 2014 in light of the parties' settlement, discussed below.

In October 2013, we reached an agreement in principle on the key terms of a settlement that would resolve all of the above class action litigation that was filed against us in 2012. In February 2014, we executed a settlement agreement, the terms of which included a payment of $15.0 million to a settlement fund, an agreement to pay the cost of notice to the class, and an agreement to make and/or maintain certain practice changes. We made the payment of $15.0 million to the settlement fund in February 2014. On June 2, 2014, the court issued an order preliminarily approving the settlement, directing that notice of the settlement be sent to the class, setting relevant filing deadlines, and scheduling a final fairness hearing for November 24, 2014. On December 15, 2014, the Court granted final approval of the settlement. The Court also entered judgment on that day. No appeals of the judgment were filed, and the settlement has now become final.

During the year ended December 31, 2013, we recorded an accrual of $16.3 million to reflect the estimated cost of the resolution, inclusive of additional legal and other administrative costs, based on the agreement in principle. This estimate is consistent with our current cost estimate based on the final, approved settlement agreement.

Securities Class Action

On May 27, 2014, a putative class action captioned Brian Perez v. Higher One Holdings, Inc., No. 3:14-cv-755-AWT, was filed by HOH shareholder Brian Perez in the United States District Court for the District of Connecticut. On December 17, 2014, Mr. Perez was appointed lead plaintiff. On January 20, 2015, Mr. Perez filed an amended complaint. HOH former shareholder Robert Lee was added as a named plaintiff in the amended complaint. HOH and certain employees and board members have been named as defendants. Mr. Perez and Mr. Lee generally allege that HOH and the other named defendants made certain misrepresentations in public filings and other public statements in violation of the federal securities laws and seek an unspecified amount of damages. Mr. Perez and Mr. Lee seek to represent a class of any person who purchased HOH securities between August 7, 2012 and August 6, 2014. For each defendant that has been served the deadline to respond to the complaint currently is March 20, 2015. HOH intends to vigorously defend itself against these allegations. HOH is currently unable to predict the outcome of this lawsuit and therefore cannot determine the likelihood of loss nor estimate a range of possible loss.

Cybersecurity subpoena

The SEC has informed us that it opened an investigation on January 20, 2015 into the adequacy of our disclosures of cybersecurity risks.  In connection with this investigation into the adequacy of our disclosures, the SEC issued us a subpoena, on January 22, 2015, seeking documents related to our cybersecurity, including, among other things, documents related to cybersecurity policies, procedures, practices and training materials; risk assessments, audits, tests or reviews; monetary and other resources allocated to cybersecurity; any cybersecurity incidents and any costs or damages associated with cybersecurity incidents; and insurance policies that cover or mitigate our cybersecurity risk.  We are complying with the subpoena and are producing responsive documents to the SEC.  We are not aware of any issue or event that caused the SEC to open the investigation, but responding to an investigation of this type can be both costly and time-consuming and at this time we are unable to estimate either the likelihood of a favorable or unfavorable outcome of this matter or our potential cost or exposure.

TouchNet

In February 2009 and September 2010, Higher One, Inc. filed 2 separate complaints against TouchNet Information Systems, Inc., or TouchNet, in the United States District Court for the District of Connecticut alleging patent infringement related to TouchNet’s offering for sale and sales of its “eRefund” product in violation of 2 of our patents. In the complaints, we sought judgments that TouchNet has infringed 2 of our patents, a judgment that TouchNet pay damages and interest on damages to compensate us for infringement, an award of our costs in connection with these actions and an injunction barring TouchNet from further infringing our patents. TouchNet answered the complaint and asserted a number of defenses and counterclaims, including that it does not infringe our patent, that our patent is invalid or unenforceable and certain allegations of unfair competition and state and federal antitrust violations. In addition, TouchNet’s counterclaims sought dismissal of our claims with prejudice, declaratory judgment that TouchNet does not infringe our patent and that our patent is invalid or unenforceable, as well as an award of fees and costs related to the action, and an injunction permanently enjoining us from suing TouchNet regarding infringement of our patent. The parties are currently in the discovery stage of the proceeding. We intend to pursue the matter vigorously. There can be no assurances of our success in these proceedings.